UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21575

Bryce Capital Funds

(Exact name of registrant as specified in charter)

2 Thornell Road, Pittsford, NY    14534

(Address of principal executive offices)  (Zip code)

Dennis E.. Lohouse, CFA ; 95 Allens Creek Road. Rochester, NY 14618

(Name and address of agent for service)

Registrant's telephone number, including area code:

585-381-2990

Date of fiscal year end:

6/30/11

Date of reporting period: 09/30/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Bryce Capital Value Fund
Investments September 30, 2010
Showing Percentage of Net Assets

COMMON STOCK		99.89%
		Shares	Value

Industrials		5.6%
	Cummins Incorporated	1,100.00	99,638
	L-3 Comm Titan	1,025.00	74,077
	Lockheed Martin Corportation	1,150.00	81,972
			255,687

Consumer Discretionary		16.0%

	Coach Inc.	2,300.00	98,808
	Cracker Barrel Old Ctry Store	1,700.00	86,292
+	Deckers Outdoor	1,800.00	89,928
+	Dollar Tree	2,100.00	102,396
+	Gymboree Corporation	1,900.00	78,926
+	Kohls Corp	1,800.00	94,824
	Ross Stores Inc	1,700.00	92,854
	Yum Brands Inc.	2,000.00	92,120
			736,148

Consumer Staples		6.1%
	Diamond Foods	2,000.00	81,980
	McCormick & Company	2,500.00	105,100
	Pepsico Incorporated	1,425.00	94,677
			281,757

Energy		4.0%
	Core Laboratories	1,100.00	96,844
	World Fuel Svcs Corp	3,400.00	88,434
			185,278

Financials		13.2%
+	Affiliated Managers Group Inc Com	1,225.00	95,562
	Commerce Bankshares, Inc.	2,385.00	89,652
	Eaton Vance	2,700.00	78,408
	Goldman Sachs Group Inc Com	600.00	86,748
	Morgan Stanley Co	3,200.00	78,976
	Travelers Co. (The)	1,700.00	88,570
	Willis Group Holdings Ltd	2,900.00	89,378
			607,294

Bryce Capital Value Fund
Investments - continued

Health Care		26.3%
	Amerisourcebergen	3,300.00	101,178
+	Davita	1,450.00	100,094
+	Edwards Lifesciences Corp	1,600.00	107,280
+	Humana	1,800.00	90,432
	Lilly (Eli)	2,600.00	94,978
	McKesson Inc.	1,300.00	80,314
+	Medco Hearlth Solutions Inc	1,525.00	79,392
+	Mednax	1,650.00	87,945
+	Mettler-Toledo Int'l	800.00	99,552
	Teva Pharmaceutical Inds Ltd Adr	1,625.00	85,719
+	Thermo Electron Corp.	1,800.00	86,184
	Valient Pharmaceuticals	3,950.00	98,948
+	Waters Corp.	1,350.00	95,553
			1,207,567

Materials		8.7%
	The Mosaic Co.	1,550.00	91,078
	Potash Corp. Saskatchewan, Inc.	850.00	122,434
	Rock - Tenn Company	1,650.00	82,187
	Scotts Miracle-Gro Company	2,000.00	103,460
			399,159

Information Technology		19.9%
+	Blue Coat Systems	2,955.00	71,097
+	BMC Software Inc	2,250.00	91,080
+	Check Point Software Technologies Ltd	2,850.00	105,251
+	Dell Inc.	6,000.00	77,760
+	EMC Corp	4,900.00	99,519
	Flir Systems	3,000.00	77,100
	Maximus Inc	1,600.00	98,528
	Novellus Systems, Inc.	3,500.00	93,030
	PerkinElmer Inc.	4,075.00	94,296
+	Skyworks Solutions Inc	5,200.00	107,536
			915,196

TOTAL COMMON STOCKS			4,588,086

Bryce Capital Value Fund
Investments - continued

MONEY MARKET FUNDS

Dreyfus Institutional Rs Money Fund		0.11%	5,011

TOTAL MONEY MARKET FUNDS			5,011

NET INVESTMENT ASSETS - 100.0%			4,593,098

	+ non income producing security

Bryce Capital Growth Fund
Investments September 30, 2010
Showing Percentage of Net Assets

COMMON STOCK		97.98%

		Shares	Value
Industrials		2.6%
	Jacobs Engineering Group Inc	3,100.00	119,970
			119,970

Consumer Discretionary		31.9%
+	Amazon Com Inc	1,000.00	157,060
+	BJ's Restaurants Inc	6,200.00	174,592
+	Buffalo Wild Wings Inc	3,100.00	148,459
+	Chipolte Mexican Grill, Inc.	950.00	163,400
+	Las Vegas Sands, Inc	5,300.00	184,705
+	Netflix Com Inc	950.00	154,052
+	Panera Bread Co	1,900.00	168,359
+	Priceline Com Inc	500.00	174,170
	TJX Cos Inc New	3,400.00	151,742
			1,476,539

Consumer Staples		8.8%
+	Green Mountain Coffee Roasters	3,900.00	121,641
+	Hansen Natural Corporation	2,900.00	135,198
+	Whole Foods Mkt Inc	4,000.00	148,440
			405,279

Energy		3.5%
	National Oilwell Varco Inc.	3,650.00	162,316

			162,316

Financials		2.9%

+	Intercontinental Exchange Inc.	1,300.00	136,136
			136,136

Health Care		22.6%
+	Almost Family	4,050.00	120,002
+	Cerner Corp Com	1,750.00	146,983
+	Express Scripts	3,200.00	155,840
+	HMS Hldgs Corp	2,900.00	170,926
+	IDEXX Laboratories, Inc	2,500.00	154,300
+	Intuitive Surgical	450.00	127,683
	Quality Sys Inc	2,550.00	169,091
			1,044,824

Bryce Capital Growth Fund
Investments - continued

Information Technology		28.3%
+	Apple Inc Com	650.00	184,438
	Broadcom Corp Cl A	4,125.00	145,984
+	Cree, Inc.	1,600.00	86,864
+	Google Inc. Cl A	325.00	170,882
+	Marvell Technology Group Ltd	600.00	134,400
	Mastercard Inc., Cl. A	10,000.00	156,400
+	Nuance Corporation	3,700.00	135,605
+	Sandisk Corporation	2,100.00	178,374
+	Vmware, Inc.	3,100.00	119,970
			1,312,916

TOTAL COMMON STOCKS			4,538,009

MONEY MARKET FUNDS

Dreyfus Institutional Rs		2.02%	93,653

TOTAL MONEY MARKET FUNDS			93,653

NET INVESTMENT ASSETS - 100.0%			4,631,662

	+ Indicates stock with no dividend income

Item 2. Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bryce Capital Funds

By (Signature and Title)

*/s/ Edmond D. Sheidlower

       Edmond D. Sheidlower, President

Date

11/30/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Edmond D. .Sheidlower

        Edmond D. Sheidlower, President

Date

11/30/10

By (Signature and Title)

*/s/ Dennis E. .Lohouse, CFA

       Dennis E. Lohouse, CFA, Chairman and Treasurer

Date

11/30/10